Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
Employees' Profit Sharing and 401(k) Plan
Description of the Plan
Vesting schedule

Years of Service	Vesting Percentage
Less than 2	0%
2 but less than 3	20
3 but less than 4	40
4 but less than 5	60
5 but less than 6	80
6 or more	100